UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2003

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Trivium Capital Management LLC
Address: 540 Madison Avenue, 30th Floor
         New York, NY  10022

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kelly Ireland
Title:     Chief Financial Officer
Phone:     (212) 715-3140

Signature, Place, and Date of Signing:

      /s/ Kelly Ireland     New York, NY     February 13, 2004

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     51

Form13F Information Table Value Total:     $109,958 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVANCED MICRO DEVICES INC     COM              007903107      372    25000 SH       SOLE                    25000        0        0
ANTHEM INC                     COM              03674B104     5625    75000 SH       SOLE                    75000        0        0
BED BATH & BEYOND INC          COM              075896100     1734    40000 SH       SOLE                    40000        0        0
BIOGEN IDEC INC                COM              09062X103     2605    71000 SH       SOLE                    71000        0        0
BOSTON SCIENTIFIC CORP         COM              101137107      852    23200 SH       SOLE                    23200        0        0
BRINKER INTL INC               COM              109641100      948    28600 SH       SOLE                    28600        0        0
Burberry Group PLC             Common Stock     G1699R107     3916   600000 SH       SOLE                   600000        0        0
CAREMARK RX INC                COM              141705103     2659   105000 SH       SOLE                   105000        0        0
CHECK POINT SOFTWARE TECH LT   ORD              M22465104      337    20000 SH       SOLE                    20000        0        0
CHIRON CORP                    COM              170040109     5128    90000 SH       SOLE                    90000        0        0
CISCO SYS INC                  COM              17275R102     2786   115000 SH       SOLE                   115000        0        0
CLEAR CHANNEL COMMUNICATIONS   COM              184502102     3043    65000 SH       SOLE                    65000        0        0
COACH INC                      COM              189754104     2170    57500 SH       SOLE                    57500        0        0
CONEXANT SYSTEMS INC           COM              207142100      397    80000 SH       SOLE                    80000        0        0
CYPRESS SEMICONDUCTOR CORP     COM              232806109      320    15000 SH       SOLE                    15000        0        0
DELL INC                       COM              24702R101     3228    95000 SH       SOLE                    95000        0        0
E M C CORP MASS                COM              268648102     1033    80000 SH       SOLE                    80000        0        0
FOREST LABS INC                COM              345838106     3584    58000 SH       SOLE                    58000        0        0
GENZYME CORP                   COM GENL DIV     372917104     2957    60000 SH       SOLE                    60000        0        0
GILEAD SCIENCES INC            COM              375558103     3496    60000 SH       SOLE                    60000        0        0
HOME DEPOT INC                 COM              437076102     4436   125000 SH       SOLE                   125000        0        0
INTERNATIONAL RECTIFIER CORP   COM              460254105     1210    24500 SH       SOLE                    24500        0        0
KINDRED HEALTHCARE INC         COM              494580103     4262    82000 SH       SOLE                    82000        0        0
KLA-TENCOR CORP                COM              482480100     2634    45000 SH       SOLE                    45000        0        0
KOHLS CORP                     COM              500255104     2022    45000 SH       SOLE                    45000        0        0
KONINKLIJKE PHILIPS ELECTRS    NY REG SH NEW    500472303     1163    40000 SH       SOLE                    40000        0        0
KULICKE & SOFFA INDS INC       COM              501242101      719    50000 SH       SOLE                    50000        0        0
LAM RESEARCH CORP              COM              512807108     2584    80000 SH       SOLE                    80000        0        0
LINEAR TECHNOLOGY CORP         COM              535678106     2734    65000 SH       SOLE                    65000        0        0
MANDALAY RESORT GROUP          COM              562567107     2616    58500 SH       SOLE                    58500        0        0
MCDONALDS CORP                 COM              580135101     2607   105000 SH       SOLE                   105000        0        0
MICROCHIP TECHNOLOGY INC       COM              595017104     1334    40000 SH       SOLE                    40000        0        0
NATIONAL SEMICONDUCTOR CORP    COM              637640103      394    10000 SH       SOLE                    10000        0        0
NAUTILUS GROUP INC             COM              63910B102     2388   170000 SH       SOLE                   170000        0        0
NEKTAR THERAPEUTICS            COM              640268108     1252    92000 SH       SOLE                    92000        0        0
NIKE INC                       CL B             654106103     3251    47500 SH       SOLE                    47500        0        0
NOVARTIS A G                   SPONSORED ADR    66987V109     2982    65000 SH       SOLE                    65000        0        0
NVIDIA CORP                    COM              67066G104      232    10000 SH       SOLE                    10000        0        0
ORACLE CORP                    COM              68389X105     1190    90000 SH       SOLE                    90000        0        0
PACIFIC SUNWEAR CALIF INC      COM              694873100     4009   190000 SH       SOLE                   190000        0        0
QUIKSILVER INC                 COM              74838C106     1152    65000 SH       SOLE                    65000        0        0
REGAL ENTMT GROUP              CL A             758766109     2359   115000 SH       SOLE                   115000        0        0
RESEARCH IN MOTION LTD         COM              760975102      668    10000 SH       SOLE                    10000        0        0
SANDISK CORP                   COM              80004C101      306     5000 SH       SOLE                     5000        0        0
TARGET CORP                    COM              87612E106     4032   105000 SH       SOLE                   105000        0        0
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209     5387    95000 SH       SOLE                    95000        0        0
TRIAD HOSPITALS INC            COM              89579K109     2911    87500 SH       SOLE                    87500        0        0
VAIL RESORTS INC               COM              91879Q109      467    27500 SH       SOLE                    27500        0        0
VICAL INC                      COM              925602104      298    60600 SH       SOLE                    60600        0        0
YAHOO INC                      COM              984332106      675    15000 SH       SOLE                    15000        0        0
ZYGO CORP                      COM              989855101      494    30000 SH       SOLE                    30000        0        0